OTHER OPERATING INCOME (Tables)	12 Months Ended
Apr. 30, 2018
Disclosure Of Other Operating Income [Abstract]
Schedule of other operating income
	MAY 1, 2017	MAY 1, 2016	MAY 1, 2015
TSEK	- APR 30, 2018	- APR 30, 2017	- APR 30, 2016
Conciliation payment	1,300	-	-
Exchange-rate differences	157	202	2
Other	296	218	-
Total	1,753	420	2